1. GENERAL CONSIDERATIONS (Details)	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Number of shares	496,991,681
Percentage of ownership	66.53%
Banco de Chile Cta. de terceros
Disclosure of classes of share capital [line items]
Number of shares	92,939,672
Percentage of ownership	12.44%
Inversiones Totihue S.A.
Disclosure of classes of share capital [line items]
Number of shares	87,615,431
Percentage of ownership	11.73%
Rentas Santa Barbara S.A.
Disclosure of classes of share capital [line items]
Number of shares	85,274,628
Percentage of ownership	11.42%
Itau Corpbanca Cta. Inversionistas Ext.
Disclosure of classes of share capital [line items]
Number of shares	41,315,545
Percentage of ownership	5.53%
Inversiones Quivolgo S.A.
Disclosure of classes of share capital [line items]
Number of shares	32,748,071
Percentage of ownership	4.38%
Fundación Cultura Nacional
Disclosure of classes of share capital [line items]
Number of shares	25,954,278
Percentage of ownership	3.47%
Inversiones GDF Ltda.
Disclosure of classes of share capital [line items]
Number of shares	24,500,000
Percentage of ownership	3.28%
The Bank of New York según Circ. 1375 S.V.S.
Disclosure of classes of share capital [line items]
Number of shares	25,456,140
Percentage of ownership	3.41%
Agroforestal e Inversiones Maihue Ltda.
Disclosure of classes of share capital [line items]
Number of shares	22,337,075
Percentage of ownership	2.99%
Constructora Santa Marta Ltda.
Disclosure of classes of share capital [line items]
Number of shares	22,293,321
Percentage of ownership	2.98%
Larraín Vial C. De Bolsa
Disclosure of classes of share capital [line items]
Number of shares	19,557,520
Percentage of ownership	2.62%
Inversiones La Gloria Ltda.
Disclosure of classes of share capital [line items]
Number of shares	17,000,000
Percentage of ownership	2.28%